Fair Value Measurements (Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs) (Details)) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs [Roll Forward]
Fair value at the beginning of the period	$ 35,656	$ 29,025
Cash settlements		(10,795)
Additions		43,576
Change in fair value recognized in earnings	(13,256)	(26,150)
Fair value at the end of the period	$ 22,400	$ 35,656